Convertible Preferred Stock and Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Summary of temporary equity
The authorized shares, purchase price, number of shares and liquidation amount for each series of convertible preferred stock as of December 31, 2020, as adjusted for the Exchange Ratio, is as follows (in thousands, except share and per share amounts):

	Shares Authorized	Purchase Price Per Share	Shares Outstanding	Liquidation Preference

Convertible preferred stock:
Series A	14,056,840	$4.05382	11,563,819	$46,878
Series B	11,071,448	$5.05806	10,154,819	$51,364
Series C	7,346,140	$5.32253	6,734,590	$35,845

Total	32,474,428		28,453,228	$134,087

Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants.	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2021	2020

Risk-free interest rate	0.7% - 1.3%	0.3% - 1.0%
Expected volatility	81% - 90%	87% - 93%
Expected term (in years)	5.5 - 6.1	5.3 - 6.1
Expected dividend yield	0%	0%

Summary of Company's stock option activity
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	3,887,038	$1.41	6.6	$3,806
Granted	484,512	10.81	9.7
Exercised	(98,936)	1.09	4.4
Cancelled	(79,293)	6.13	8.3

Outstanding at December 31, 2021	4,193,321	$2.41	6.0	$26,115

Vested and exercisable at December 31, 2021	3,076,726	$1.43	5.0	$21,191

Schedule of Common Stock, Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Convertible preferred stock	—	28,453,228
Stock options issued and outstanding	4,193,321	3,887,038
Preferred stock warrants issued and outstanding	—	70,455
Public warrants issued and outstanding	5,833,333	—
Private placement warrants issued and outstanding	181,667	—
Earn-Out shares	5,000,000	—
Unvested sponsor shares	300,000	—
Authorized for future stock awards or option grants	6,201,340	132,974

Total	21,709,661	32,543,695